Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property, plant and equipment, net..
Property, plant and equipment, net

	December 31,
($ in millions)	2015	2014
Land and buildings	4,003	4,142
Machinery and equipment	7,554	7,762
Construction in progress	559	653

	12,116	12,557
Accumulated depreciation	(6,840)	(6,905)

Total	5,276	5,652

Schedule of assets under capital leases included in property, plant and equipment, net

	December 31,
($ in millions)	2015	2014
Land and buildings	149	192
Machinery and equipment	53	88

	202	280
Accumulated depreciation	(113)	(163)

Total	89	117